Revenues	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
Revenues

27.         Revenues

According to the General Airports Law on Airports and its regulations, Company revenues are classified as aeronautical services and non-aeronautical services.

Aeronautical services include those services provided to airlines and passengers as well as complementary services.

Non-aeronautical services include those services that are not essential for operating an airport, such as the lease of commercial premises, restaurants and banks.

Revenues generated by aeronautical services are under a price regulation system administered by the Ministry of Communications and Transportation for airport concessions, which establishes a maximum rate (TM) for each year in a five-year period. The TM is the maximum amount of revenue per “work load unit” that may be earned at an airport each year from regulated sources. Under this regulation, a work load unit is equivalent to one passenger (excluding transit passengers) or 100 kilograms (220 pounds) of cargo.

Non-aeronautical services are not covered by the regulation system administered by the Ministry of Communications and Transportation. However, in some cases, they may be regulated by other authorities, as is the case with revenues generated from the operation of parking lots.

Under the General Airports Law and its regulations, revenues generated from the operation of parking lots are considered aeronautical revenues. For purposes of these financial statements, such revenues are classified as non-aeronautical.

Following is a detail of the composition of revenues of the Company, using the classification established by the General Airports Law and its related regulations, with the exception of non-aeronautical revenues as mentioned in the preceding paragraph:

	Year ended December 31,
	2017		2016		2015
Aeronautical services:
Domestic TUA	Ps.	2,801,751	Ps.	2,477,711	Ps.	1,863,875
International TUA		921,539		810,519		632,834
Landing charges		178,638		167,298		150,739
Platform for embarking and disembarking		119,123		118,004		107,465
Aircraft parking charges on extended stay or overnight		31,923		33,242		30,284
Domestic and international passenger and carry-on baggage check		48,762		37,925		36,433
Aerocars and jetways		44,234		40,715		38,983
Other airport services, leases and regulated access rights(3)		201,061		187,321		172,517
Total revenues from aeronautical services(1)	Ps.	4,347,031	Ps.	3,872,735	Ps.	3,033,130

	Year ended December 31,
	2017		2016		2015
Non-aeronautical services:
Commercial activities
Car parking charges	Ps.	200,948	Ps.	192,063	Ps.	181,631
Advertising(2)(3)		106,045		120,591		115,579
Retail operations(2)(3)		106,908		97,631		75,975
Food and beverage(2)(3)		101,577		85,995		67,187
Car rental operators(2)(3)		92,770		75,966		60,168
Time share developers(2)(3)		13,193		13,967		12,283
Financial services(2)(3)		7,418		6,457		5,930
Communication and services(2)(3)		13,604		10,362		13,120
Services to passengers		2,662		2,803		2,669
VIP lounges		20,453		16,937		10,119
Loyalty program		-		911		1,772
Other services		31,420		26,787		23,421
Total revenue from commercial activities		696,998		650,470		569,854

Diversification activities:
Hotel services		340,279		311,679		229,352
OMA Carga		152,963		132,211		107,443
Real estate services		12,328		12,988		10,966
Industrial services		14,647		4,952		—
Other services		4,405		5,852		2,088
Total diversification activities		524,622		467,682		349,849

Complementary activities:
Leasing of space(2)(3)		73,575		67,784		69,376
Access rights		16,538		13,984		11,156
Documented baggage inspection		132,262		121,400		99,974
Other services (CUSS and CUTE)(4)		12,343		11,442		11,332
Total of complimentary activities		234,718		214,610		191,838
Total revenue from non-aeronautical services	Ps.	1,456,338	Ps.	1,332,762	Ps.	1,111,541
(1)	For the year ended December 31, 2017, 2016 and 2015, includes incentives given to airlines for Ps. 62,048, Ps.11,759, and Ps.245,553, respectively.

(2)	These revenues are considered as commercial concessions.

(3)

Revenues from commercial concessions and complementary activities are generated principally based on the terms of Company’s operating lease agreements. Lease agreements are based on either a monthly rent (which generally increases each year based on the NCPI) and/or the greater of a monthly minimum guaranteed rent or a percentage of the lessee’s monthly revenues. Monthly rent and minimum guaranteed rent are included under the caption “Commercial concessions” above.

(4)

Corresponds to other revenues for complementary activities, primarily Common-Use Self Service (CUSS), revenues from passengers’ self-service kiosks, and Common-Use Terminal Equipment (CUTE) corresponds to revenues from shared terminal equipment for the airlines’ use located in terminal gates

Approximately 82%,  75%, and 77% of consolidated revenues for the years ended December 31, 2017, 2016 and 2015, respectively, were generated by the Monterrey, Acapulco, Mazatlán, Culiacan, Chihuahua, Ciudad Juarez, and Zihuatanejo airports.